SHAREHOLDERS' EQUITY - Share based compensation plan (Details) - shares	1 Months Ended	12 Months Ended
	Jun. 19, 2014	Feb. 28, 2017
Previous plan
Share based compensation plan
Number of trading days prior to settlement date	5 days	5 days
Plan
Share based compensation plan
Expiration period		5 years
Common stock reserved for issuance under plan		730,522
Maximum number of shares issuable as a percentage of shares issued and outstanding		10.00%
Plan | Minimum
Share based compensation plan
Vesting period		6 months
Plan | Maximum
Share based compensation plan
Vesting period		4 years